Earnings Per Share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share
Shares not included in diluted earnings per share	1,957,035	1,025,000
Convertible note shares not included in diluted earnings per share	7,567,962	12,399,780